Share-based compensation - Outstanding options (Detail)	12 Months Ended
Dec. 31, 2022
Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	750
Weighted average remaining contractual life of outstanding share options	1 month 6 days
Euro [Member] | Price range three [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	750
Weighted average remaining contractual life of outstanding share options	1 month 6 days
US Dollar [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	1,950
Weighted average remaining contractual life of outstanding share options	1 month 6 days
US Dollar [Member] | Price range five [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	1,950
Weighted average remaining contractual life of outstanding share options	1 month 6 days